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Washington, DC 20004-1404

202-239-3300 | Fax: 202-239-3333

David J. Baum	Direct Dial: 202-239-3346	E-mail: david.baum@alston.com

August 21, 2024

VIA	EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-2521

Re:	Kurv ETF Trust (f/k/a Esoterica Thematic Trust: Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF and Kurv Yield Premium Strategy Tesla (TSLA) ETF N-14

Ladies and Gentlemen:

On behalf of Kurv ETF Trust (f/k/a Esoterica Thematic Trust (the “Trust”) and its series, the Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF and Kurv Yield Premium Strategy Tesla (TSLA) ETF (each a “Fund” and, collectively, the “Funds”), transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of NLFT II’s Registration Statement on Form N−14, including exhibits (the “Registration Statement”).

This filing relates to the proposed acquisition of all of the assets and liabilities of the Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF and Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Target Funds”), each a series of NEOS ETF Trust (“NEOS”), by the Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF and Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Acquiring Funds”), each a series of the Trust, respectively (the “Reorganizations”). Please note that each Acquiring Fund, is a newly organized “shell fund” that is expected to be effective before the proposed Reorganizations.

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ReLine

August 21, 2024

The combined Proxy Statement and Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Target Funds to approve an Agreement and Plan of Reorganization by and among the Trust, NEOS, and Kurv Investment Management LLC, the investment adviser to the Target Funds and Acquiring Funds which provides for and contemplates: (i) the transfer of all of the assets of each of the Target Funds to its corresponding Acquiring Fund, in exchange for the shares of the Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund, (ii) each Acquiring Fund’s assumption of all of the liabilities of the respective Target Fund, followed by (iii) the liquidating distribution by each Target Fund to its shareholders of the shares of the Acquiring Fund in proportion to their holdings of shares of the respective Target Fund.

Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective on September 23, 2024.

Please call me at (202) 239-3346 if you have any questions or comments regarding this filing.

Sincerely,

/s/ David J. Baum
David J. Baum

DJB: